SEGMENT INFORMATION (Tables) (TAT Technologies Ltd [Member])	12 Months Ended
Dec. 31, 2012
TAT Technologies Ltd [Member]
Schedule of Operating Income by Segment

	Year ended December 31, 2012
	OEM of Heat Management Solutions	OEM - Electric Motion Systems	Heat Transfer Services and Products	MRO services for Aviation Components	Amounts not allocated to segments	Elimination from inter companies sale	Consolidated

Revenues
Sale of products and services	$27,944	$10,007	$27,529	$22,442	$-	$-	$87,922
Intersegment revenues	3,088	-	180	-	-	(3,268)	-
Total revenues	31,032	10,007	27,709	22,442	-	(3,268)	87,922

Cost of revenues	23,105	8,043	19,671	19,044	-	(3,281)	66,582
Gross profit	7,927	1,964	8,038	3,398	-	13	21,340

Research and development expenses	581	157	414	-	-	-	1,152
Selling and marketing expenses	1,476	527	1,049	374	-	-	3,426
General and administrative expenses	3,530	1,377	3,270	3,310	-	-	11,487
Impairment of goodwill	-	1,015	-	-	-	-	1,015
Other expense (income)	(13)	22	-	-	-	-	9
Operating income (loss)	2,353	(1,134)	3,305	(286)	-	13	4,251

Financial expense, net	-	-	-	-	(181)	-	(181)
Income before taxes on income							$4,070

	Year ended December 31, 2011
	OEM of Heat Management Solutions	OEM - Electric Motion Systems	Heat Transfer Services and Products	MRO services for Aviation Components	Amounts not allocated to segments	Elimination from inter companies sale	Consolidated

Revenues
Sale of products and services	$25,993	$11,658	$27,600	$20,146	$-	$-	$85,397
Intersegment revenues	4,027	-	3	-	-	(4,030)	-
Total revenues	30,020	11,658	27,603	20,146	-	(4,030)	85,397

Cost of revenues	22,660	9,388	20,173	17,882	-	(3,884)	66,219
Write down of inventory and impairment charges of long lived assets	-	298	-	5,465	-	-	5,763
Gross profit	7,360	1,972	7,430	(3,201)	-	(146)	13,415

Research and development expenses	455	331	-	-	-	-	786
Selling and marketing expenses	1,203	619	1,026	591	-	-	3,439
General and administrative expenses	3,787	1,501	3,035	2,626	-	-	10,949
Other expense (income)	(190)	21	-	-	-	-	(169)
Operating income (loss)	2,105	(500)	3,369	(6,418)	-	(146)	(1,590)

Financial expense, net	-	-	-	-	(380)	-	(380)
Loss before tax benefit							$(1,970)

	Year ended December 31, 2010
	OEM of Heat Management Solutions	OEM - Electric Motion Systems	Heat Transfer Services and Products	MRO services for Aviation Components	Amounts not allocated to segments	Elimination from inter companies sale	Consolidated

Revenues
Sale of products and services	$26,012	$13,046	$24,365	$16,332	$-	$-	$79,755
Intersegment revenues	3,639	-	104	-	-	(3,743)	-
Total revenues	29,651	13,046	24,469	16,332	-	(3,743)	79,755

Cost of revenues	22,425	10,092	18,005	14,631	-	(3,965)	61,188
Write down of inventory	-	-	-	3,500	-	-	3,500
Gross profit	7,226	2,954	6,464	(1,799)	-	222	15,067

Research and development expenses	274	377	-	-	-	-	651
Selling and marketing expenses	1,186	526	1,014	749	-	-	3,475
General and administrative expenses	3,598	1,572	2,649	5,013	-	-	12,832
Impairment of goodwill and intangible assets	-	-	456	4,248	-	-	4,704
Operating income (loss)	2,168	479	2,345	(11,809)	-	222	(6,595)

Financial expense, net	-	-	-	-	(111)	-	(111)
Other expenses	-	-	-	-	(200)	-	(200)
Loss before tax benefit							$(6,906)

Schedule of Assets by Segment

	As of December 31, 2012
	OEM of Heat Management Solutions	OEM - Electric Motion Systems	Heat Transfer Services and Products	MRO services for Aviation Components	Amounts not allocated to segments	Consolidated

Assets	$34,162	$12,707	$26,469	$17,819	$16,354	$107,511
Depreciation and amortization	973	498	735	197	-	2,403
Expenditure for segment assets	1,047	247	756	344	-	2,394

	As of December 31, 2011
	OEM of Heat Management Solutions	OEM - Electric Motion Systems	Heat Transfer Services and Products	MRO services for Aviation Components	Amounts not allocated to segments	Consolidated

Assets	$33,972	$13,941	$27,242	$20,380	$19,783	$115,318
Depreciation and amortization	1,137	655	758	721	-	3,271
Expenditure for segment assets	924	352	638	1,391	-	3,305
Goodwill	-	1,042	-	-	-	1,042

	As of December 31, 2010
	OEM of Heat Management Solutions	OEM - Electric Motion Systems	Heat Transfer Services and Products	MRO services for Aviation Components	Amounts not allocated to segments	Consolidated

Assets	$36,949	$17,501	$21,559	$23,588	$21,830	$121,427
Depreciation and amortization	1,220	671	704	787	-	3,382
Expenditure for segment assets	739	826	625	896	-	3,086
Goodwill	-	1,156	-	-	-	1,156